Prepayments (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
Schedule of Prepayments	Prepayments consist of the following:
	For the years ended June 30,
	2024	2025
	SGD	SGD	USD
Service prepayment	2,648	—	—
Total prepayments	2,648	—	—